Line of credit	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Line of credit

NOTE 6. LINE OF CREDIT

In July 2017, Salarius obtained an unsecured, no interest Line of Credit with Chase Bank for $500,000, with an expiration date of one year after inception. In the same month that the Line of Credit was obtained, Salarius drew $401,000 on the Line of Credit. On August 4, 2017, Salarius repaid the outstanding balance totaling $401,000 and closed the Line of Credit.